UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2013

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	May 7, 2013

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE ACT OF
1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       44

Form 13F Information Table value total:       $114536



List of other included managers:


No.         13F File Number       Name

                                                      FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aberdeen Asia-Pac Income   COM              003009107       4855  624044SH       SOLE                 0       0 624044
Agilent Technologies, Inc. COM              00846U101        948   22580SH       SOLE                 0       0  22580
Amerisourcebergen Corp     COM              03073E105       1119   21740SH       SOLE                 0       0  21740
Apple Computer Inc.        COM              037833100       1154    2608SH       SOLE                 0       0   2608
Berkshire Hathaway B       CL B             084670702        212    2037SH       SOLE                 0       0   2037
Caterpillar, Inc.          COM               149123101       823    9467SH       SOLE                 0       0   9467
Chevron Corporation        COM               166764100      1348   11343SH       SOLE                 0       0  11343
Church & Dwight Co Inc     COM               171340102      1453   22489SH       SOLE                 0       0  22489
Cognizant Tech Sol Cl A    CL A              192446102      1665   21728SH       SOLE                 0       0  21728
Conoco Phillips            COM              20825C104       1250   20802SH       SOLE                 0       0  20802
Deere & Company            COM               244199105       886   10307SH       SOLE                 0       0  10307
Eaton Corporation          COM               278058102      1114   18195SH       SOLE                 0       0  18195
Exxon Mobil Corporation    COM              30231G102        916   10166SH       SOLE                 0       0  10166
H.J. Heinz Company         COM               423074103      1510   20898SH       SOLE                 0       0  20898
IHS Inc.                   COM               451734107      2005   19144SH       SOLE                 0       0  19144
Int'l Business Machines    COM               459200101       490    2297SH       SOLE                 0       0   2297
iShares MSCI Australia IndeMSCI AUSTRALIA    464286103      1581   58471SH       SOLE                 0       0  58471
iShares MSCI Canada Idx    MSCI CDA INDEX    464286509      1445   50685SH       SOLE                 0       0  50685
iShares MSCI Hong Kong IndeMSCI HONG KONG    464286871      1497   75435SH       SOLE                 0       0  75435
iShares MSCI New Zealand   ZEALAND INVST     464289123      1724   46245SH       SOLE                 0       0  46245
iShares MSCI Singapore IndeMSCI SINGAPORE    464286673      1472  105420SH       SOLE                 0       0 105420
iShares MSCI South Korea   MSCI S KOREA      464286772      1299   21851SH       SOLE                 0       0  21851
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390      1004   22990SH       SOLE                 0       0  22990
Lab Corp of America        COM              50540R409        967   10720SH       SOLE                 0       0  10720
Market Vectors AgribusinessAGRIBUS ETF      57060U605       4686   86544SH       SOLE                 0       0  86544
National Oilwell Varco     COM               637071101      1187   16772SH       SOLE                 0       0  16772
Powershs Emg Mkt Infrast   EMRG MKTS INFR   73937B209       2457   59647SH       SOLE                 0       0  59647
PPG Industries, Inc.       COM               693506107      1613   12044SH       SOLE                 0       0  12044
Rayonier, Inc.             COM               754907103      6384  106988SH       SOLE                 0       0 106988
Simon Ppty Group           COM               828806109      1439    9076SH       SOLE                 0       0   9076
Southern Company           COM               842587107      1195   25460SH       SOLE                 0       0  25460
SPDR Consumer Disc Sector  SBI CONS DISCR   81369Y407       4117   77685SH       SOLE                 0       0  77685
SPDR Consumer Staples      SBI CONS STPLS   81369Y308       1332   33489SH       SOLE                 0       0  33489
SPDR DJ Wilshire Total Mkt DJ TTL MKT ETF   78464A805        473    4025SH       SOLE                 0       0   4025
SPDR Dow Jones Lrg Cap     DJWS LARGE CAP   78464A854      22405  304122SH       SOLE                 0       0 304122
SPDR Dow Jones Mid Cap     DJWS MIDCAP      78464A847      10650  141861SH       SOLE                 0       0 141861
SPDR S&P 600 Small Cap     S&P 600 SML CAP  78464A813       4865   58064SH       SOLE                 0       0  58064
Teradata Corp              COM              88076W103       1561   26683SH       SOLE                 0       0  26683
Thermo Fisher Scientific   COM               883556102      1249   16325SH       SOLE                 0       0  16325
Union Pacific Corporation  COM               907818108      1083    7607SH       SOLE                 0       0   7607
Vanguard Emerging Market   MSCI EMR MKT ETF  922042858      2218   51700SH       SOLE                 0       0  51700
Vanguard Total Stock Mkt   TOTAL STK MKT     922908769       453    5590SH       SOLE                 0       0   5590
WisdomTree Div ex-FinancialDIV EX-FINL FD   97717W406      10715  172882SH       SOLE                 0       0 172882
WisdomTree Emg Mkt Sm Cp   EMG MKTS SMCAP   97717W281       1719   33313SH       SOLE                 0       0  33313